Dividend per ordinary share	6 Months Ended
Jun. 30, 2022
Dividend per ordinary share [abstract]
Dividend per ordinary share
17

Dividend per ordinary share
Dividends to shareholders of the parent
Per ordinary
share

(in EUR)
Total

(in EUR
million)
Dividends on ordinary shares:
In respect of 2020

- Interim dividend, paid in February 2021

0.12 468
Total dividend in respect

of 2020
0.12 468
In respect of 2021

- Interim dividend, paid in October 2021
0.21 820

- Final dividend, paid in May 2022
0.41 1,545
Total dividend in respect

of 2021
0.62 2,365
In respect of 2022 –

- Additional dividend, paid in May 2022
0.232 874

- Interim dividend declared
0.17 636
On 28 February 2022 ING announced it has fully completed the share buyback programme, which started on 5
October 2021. The total number of shares repurchased under the programme is 140 million shares and have
been cancelled in July 2022.

On 25 April 2022, the Annual General Meeting of shareholders ratified the total dividend of EUR
0.62

per
ordinary share of which EUR 0.21

was paid as an interim cash dividend during 2021. The final dividend of EUR
0.41

per ordinary share was paid entirely in cash.
On 6 may 2022, ING announced EUR 1.25

billion programme to return capital to the shareholders.

An additional
cash dividend of EUR 0.232

per share was paid on 18 May 2022 and the remaining amount, EUR
380

million, has
been distributed via a share buyback programme. A total number of 40.7 million ordinary shares were
repurchased under the programme, which was completed on 14 July 2022.

ING Groep N.V.

is required to withhold tax of
15 % on dividends paid."
Reference is made to Note 10 ‘Equity’ for further information.